Private Placement and Other Offering - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended	16 Months Ended	21 Months Ended		1 Months Ended				12 Months Ended	1 Months Ended
	Nov. 18, 2011 Entity	Oct. 04, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012	Oct. 31, 2011 Entity	Nov. 30, 2011 Private Placement	Nov. 18, 2011 Private Placement	Oct. 31, 2011 Private Placement	Oct. 04, 2011 Private Placement	Dec. 31, 2011 Private Placement	Nov. 18, 2011 Leerink	Oct. 04, 2011 Leerink	Nov. 18, 2011 National Securities Corporation	Jun. 30, 2012 Minimum	Oct. 04, 2011 Minimum	Oct. 04, 2011 Maximum	Oct. 04, 2011 Maximum Leerink
Equity and Equity Units Offering Disclosure [Line Items]
Issuance of common stock (in shares)								1,333,267	1,333,267	14,666,733	14,666,733
Issuance of common stock, per share									$ 3.75	$ 3.75	$ 3.75	$ 3.75
Aggregate Gross proceeds of common stock			$ 400	$ 56,740,808	$ 56,741,208	$ 56,741,208			$ 5,000,000		$ 55,000,000
Maximum price of securities for warrants be exercisable																$ 3.75	$ 3.75
Warrants exercisable term		10 years
Warrants exercise price		$ 0.01
Percentage of aggregate cash commissions														6.00%
Maximum Cash commissions for equity placement transaction														3,600,000
Maximum aggregate reimbursement amount																		125,000	75,000
Cash commissions paid for equity placement transaction													84,000	2,338,215	150,000
Private placement transaction reimbursable expenses														75,000
Number of accredited investors with subscription agreements	139						27
Legal fees and other costs associated with equity placement transaction	$ 487,000